Statutory Reserves and Restricted Net Asset - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Percentage of minimum profit after Tax transferred to general reserve	10.00%
Percentage of maximum profit after tax transferred to general reserve	50.00%
Adjustment of statutory reserves	¥ 0	¥ 0	¥ 0
Additional paid in capital and statutory reserves	¥ 1,261,895